Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 14, 2025	Feb. 28, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Operations:
Total operating revenues					$ 393,522	$ 260,372	$ 298,429
Vessel operating expenses (including related party of $3011757 million in 2025)					(159,894)	(121,583)	(93,332)
Administrative expenses					(29,594)	(27,505)	(33,462)
Project development expenses					(19,231)	(12,341)	(39,130)
Realized gain on oil and gas derivative instruments (note 8)					62,890	141,088	199,907
Other operating income/(loss)					(5,614)	469	23,359
Sales-type lease receivable in excess of interest income					0
Adjusted EBITDA					242,079	240,500	355,771
Net income/(loss) from equity method investments					8,928	(7,502)	(2,520)
Balance Sheet:
Assets					5,325,601	4,367,677	4,083,987
Equity method investments					45,011	43,665	53,982
Capital expenditures (note 16, 17 and 18)					752,733	598,481	581,383
Disposals					194,836
Transfer to asset under development					(79,186)	(766)
Transferred from vessels and equipment, net and other current assets					76,270	0
Liquefaction services revenue
Statement of Operations:
Total operating revenues					226,794	224,959	245,418
Sales-type lease revenue
Statement of Operations:
Total operating revenues					91,461	0	0
Vessel management fees and other revenues
Statement of Operations:
Total operating revenues					74,391	23,067	35,086
Time and voyage charter revenues
Statement of Operations:
Total operating revenues					876	12,346	17,925
Operating segments
Statement of Operations:
Total operating revenues					393,522	260,372	298,429
Vessel operating expenses (including related party of $3011757 million in 2025)					(159,894)	(121,583)	(93,332)
Administrative expenses					(29,594)	(27,505)	(33,462)
Project development expenses					(19,231)	(12,341)	(39,130)
Realized gain on oil and gas derivative instruments (note 8)					62,890	141,088	199,907
Other operating income/(loss)					(5,614)	469	23,359
Sales-type lease receivable in excess of interest income					22,536	0	0
Adjusted EBITDA					264,615	240,500	355,771
Net income/(loss) from equity method investments					8,928	(7,502)	(2,520)
Operating segments | FLNG
Statement of Operations:
Total operating revenues					366,724	224,959	245,418
Vessel operating expenses (including related party of $3011757 million in 2025)					(127,924)	(82,284)	(66,331)
Administrative expenses					(844)	(1,269)	(417)
Project development expenses					(15,306)	(7,258)	(4,151)
Realized gain on oil and gas derivative instruments (note 8)					62,890	141,088	199,907
Other operating income/(loss)					2,143	469	15,542
Sales-type lease receivable in excess of interest income					22,536
Adjusted EBITDA					310,219	275,705	389,968
Net income/(loss) from equity method investments					(696)	0	0
Balance Sheet:
Assets					4,197,705	3,623,417	3,160,457
Equity method investments					29,426	0	0
Capital expenditures (note 16, 17 and 18)					752,530	529,263	568,485
Operating segments | Corporate and other
Statement of Operations:
Total operating revenues					26,798	35,413	53,011
Vessel operating expenses (including related party of $3011757 million in 2025)					(31,970)	(39,299)	(27,001)
Administrative expenses					(28,750)	(26,236)	(33,045)
Project development expenses					(3,925)	(5,083)	(34,979)
Realized gain on oil and gas derivative instruments (note 8)					0	0	0
Other operating income/(loss)					(7,757)	0	7,817
Sales-type lease receivable in excess of interest income					0
Adjusted EBITDA					(45,604)	(35,205)	(34,197)
Net income/(loss) from equity method investments					9,624	(7,502)	(2,520)
Balance Sheet:
Assets					1,127,896	744,260	923,530
Equity method investments					15,585	43,665	53,982
Capital expenditures (note 16, 17 and 18)					203	69,218	12,898
Operating segments | Liquefaction services revenue
Statement of Operations:
Total operating revenues					226,794	224,959	245,418
Operating segments | Liquefaction services revenue | FLNG
Statement of Operations:
Total operating revenues					226,794	224,959	245,418
Operating segments | Liquefaction services revenue | Corporate and other
Statement of Operations:
Total operating revenues					0	0	0
Operating segments | Sales-type lease revenue
Statement of Operations:
Total operating revenues					91,461
Operating segments | Sales-type lease revenue | FLNG
Statement of Operations:
Total operating revenues					91,461
Operating segments | Sales-type lease revenue | Corporate and other
Statement of Operations:
Total operating revenues					0
Operating segments | Vessel management fees and other revenues
Statement of Operations:
Total operating revenues					74,391	23,067	35,086
Operating segments | Vessel management fees and other revenues | FLNG
Statement of Operations:
Total operating revenues					48,469	0	0
Operating segments | Vessel management fees and other revenues | Corporate and other
Statement of Operations:
Total operating revenues					25,922	23,067	35,086
Operating segments | Time and voyage charter revenues
Statement of Operations:
Total operating revenues					876	12,346	17,925
Operating segments | Time and voyage charter revenues | FLNG
Statement of Operations:
Total operating revenues					0	0	0
Operating segments | Time and voyage charter revenues | Corporate and other
Statement of Operations:
Total operating revenues					876	12,346	17,925
Consolidation, Eliminations
Statement of Operations:
Total operating revenues					0	0	0
Vessel operating expenses (including related party of $3011757 million in 2025)					0	0	0
Administrative expenses					0	0	0
Project development expenses					0	0	0
Realized gain on oil and gas derivative instruments (note 8)					0	0	0
Other operating income/(loss)					0	0	0
Sales-type lease receivable in excess of interest income					(22,536)
Adjusted EBITDA					(22,536)	0	0
Net income/(loss) from equity method investments					0	0	0
Consolidation, Eliminations | Liquefaction services revenue
Statement of Operations:
Total operating revenues					0	0	0
Consolidation, Eliminations | Sales-type lease revenue
Statement of Operations:
Total operating revenues					0
Consolidation, Eliminations | Vessel management fees and other revenues
Statement of Operations:
Total operating revenues					0	0	0
Consolidation, Eliminations | Time and voyage charter revenues
Statement of Operations:
Total operating revenues					0	0	$ 0
Higas Holdings Limited (“Higas”)
Statement of Operations:
Other operating income/(loss)					(7,100)
Vessels (excluding FLNG)
Balance Sheet:
Disposals					186,872
Transfer to asset under development					$ (77,500)	$ 0
Golar Arctic | Vessels (excluding FLNG)
Balance Sheet:
Disposals				$ 24,800
Golar Arctic | Vessels (excluding FLNG) | Other operating income
Balance Sheet:
Loss on disposal of long lived asset		$ 500		$ 500
Fuji LNG
Balance Sheet:
Capital expenditures			$ 77,500
Transfer to asset under development			15,500
Increase (decrease) in other noncurrent assets			$ (15,500)
Transferred from vessels and equipment, net and other current assets	$ 76,300